UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04033

SIT MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S.

8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:  March 31, 2011

Date of reporting period: December 31, 2011

Item 1.	Schedule of Investments

The Registrant, Sit Mutual Funds II, Inc., is comprised of:

Sit Tax-Free Income Fund (Series A)

Sit Minnesota Tax-Free Income Fund (Series B)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2011

Sit Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Municipal Bonds - 88.8%
Alaska - 0.8%
500,000	AK Hsg. Finance Corp. Mtg. Rev. (GO of Corp. Insured)	4.50	12/1/35	502,965
250,000	AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home)	5.50	12/1/12	186,848
500,000	Koyukuk Health Facility Rev. (Tanana Chief’s Conf. Health Care)	7.00	10/1/23	508,585

				1,198,398

Arizona - 2.6%
1,018,806	AZ Health Facs. Auth. Rev. (New Arizona Family Proj.)	5.25	7/1/27	935,009
250,000	Festival Ranch Community Facs. District G.O.	6.25	7/15/24	268,760
225,000	Flagstaff Industrial Dev. Auth. Rev. (Sr. Living Community Proj.)	5.50	7/1/22	209,522
495,000	Pima Co. Industrial Dev. Auth. Education Rev. (AZ Charter Schools Proj.)	5.00	7/1/26	417,696
250,000	Pima Co. Industrial Dev. Auth. Education Rev. (AZ Charter Schools Proj.)	6.75	7/1/31	245,618
420,000	Pima Co. Industrial Dev. Auth. Education Rev. (Choice Education & Dev. Corp. Proj.)	6.00	6/1/16	417,409
500,000	Pima Co. Industrial Dev. Auth. Education Rev. (Coral Academy Science Proj.)	6.38	12/1/18	499,830
400,000	Pima Co. Industrial Dev. Auth. Education Rev. (Tucson Country Day School Proj.)	5.00	6/1/22	368,736
500,000	Quail Creek Community Facs. District G.O.	5.15	7/15/16	500,110

				3,862,690

Arkansas - 0.3%
460,000	Rogers Rev. (Sales & Use Tax)	4.13	11/1/31	467,613

California - 13.1%
250,000	Abag Finance Authority for Nonprofit Corps. Rev. (Jackson Lab)	5.75	7/1/37	256,988
350,000	Acalanes Union High School District G.O. [6]	3.02	8/1/39	182,718
500,000	Agua Caliente Band of Cahuilla Indians Rev. [4]	6.00	7/1/18	476,785
250,000	Alameda Corridor Transportation Auth. Rev. Capital Appreciation (AMBAC Insured) [6]	6.71	10/1/24	236,342
250,000	Alameda Corridor Transportation Auth. Rev. Sr. Lien (NATL-RE Insured)	5.25	10/1/21	250,228
400,000	Brea Redevelopment Agency Capital Appreciation Tax Allocation [6]	7.03	8/1/29	119,528
315,000	CA Co. Tobacco Securitization Agy. Rev. (Golden Gate Tobacco Proj.)	4.50	6/1/21	278,447
500,000	CA Co. Tobacco Securitization Agy. Rev. (Golden Gate Tobacco Proj.)	5.00	6/1/36	334,965
350,000	CA Community Hsg. Fin. Agy. Lease Rev. Pass Thru Obligation [2,5]	4.85	11/1/12	174,996
600,000	CA Finance Auth. Education Rev. (American Heritage Education Foundation Proj.)	5.25	6/1/26	535,620
350,000	CA Finance Auth. Rev. (Emerson College Proj.)	5.75	1/1/33	366,534
250,000	CA Finance Auth. Rev. (Kern Regional Center Proj.) [9]	6.88	5/1/25	274,560
250,000	CA Finance Auth. Rev. (Literacy First Proj.)	5.50	9/1/22	244,072
495,000	CA Govt. Finance Auth. Lease Rev. (Placer Co. Transportation Proj.)	6.00	12/1/28	504,108
285,000	CA Hsg. Finance Agy. Home Mtg. Rev.	5.20	8/1/28	279,619
250,000	CA Hsg. Finance Agy. Home Mtg. Rev.	5.50	8/1/38	236,010
500,000	CA Infrastructure & Economic Dev. Bank Rev.	6.00	2/1/30	537,005
500,000	CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	6.00	8/1/29	425,110
250,000	CA State Department of Veterans Affairs Single Family Mtg. Rev.	5.20	12/1/28	250,882
250,000	CA Statewide Communities Dev. Auth. Multifamily Rev. (Bel Mar Apts. Proj.)(FNMA Collateral)	4.70	7/15/32	254,930
570,000	CA Statewide Communities Dev. Auth. Multifamily Rev. (Orange Tree Proj.) (GNMA Collateral)	6.15	11/20/36	592,281
300,000	CA Statewide Communities Dev. Auth. Rev.	6.75	7/1/31	304,935
250,000	CA Statewide Communities Dev. Auth. Rev. (Kaiser Permanente Proj.)	5.50	11/1/32	251,602
500,000	CA Statewide Communities Dev. Auth. Rev. (Lancer Education Student Hsg. Proj.)	5.40	6/1/17	505,825
350,000	CA Statewide Communities Dev. Auth. Rev. (Sunedison Huntington Beach Solar Proj.)	6.00	1/1/21	359,370
500,000	CA Statewide Communities Dev. Auth. Rev. (Sunedison Irvine School District)	5.25	1/1/16	503,945
400,000	Carlsbad Unified School District G.O. Capital Appreciation [6]	6.13	8/1/31	260,680
1,000,000	Colton Joint Unified School District G.O. (AGM Insured) [6]	5.80	8/1/35	597,250
500,000	Encinitas Union School District G.O. Capital Appreciation [6]	6.75	8/1/35	310,510
1,000,000	Glendale Unified School District G.O. Capital Appreciation [6]	6.22	9/1/27	400,620
500,000	Hartnell Community College G.O. [6]	7.00	8/1/34	314,495

See accompanying notes to schedule of investments.
DECEMBER 31, 2011	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2011

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
500,000	Hawthorne School District C.O.P. (AGM Insured) [6]	6.00	12/1/29	457,470
300,000	Hayward Unified School District G.O (AGM-CR Insured)	5.00	8/1/26	315,141
250,000	Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	0.97	8/1/40	228,585
215,000	Lindsay-Strathmore Irrigation District C.O.P. [9]	4.50	8/1/30	219,758
560,000	Manteca Unified School District Capital Appreciation C.O.P. (NATL-RE Insured) [6]	7.55	9/15/25	243,001
250,000	Marina Coast Water District Rev.	5.00	6/1/20	278,795
250,000	Martinez Unified School District G.O. [6]	6.13	8/1/35	237,880
500,000	Northern CA Gas Auth. No. 1 Rev. [1]	0.96	7/1/27	355,440
2,100,000	Pittsburg CA Unified School District Rev. Capital Appreciation (AGM GO of District Insured) [6]	7.12	9/1/29	654,360
500,000	Placentia-Yorba Linda Unified School District C.O.P. Capital Appreciation (AGM Insured) [6]	6.25	10/1/28	414,270
600,000	Redondo Beach School District G.O. 6	6.38	8/1/34	525,252
500,000	Richmond Community Redev. Agy. Tax Allocation	6.00	9/1/30	531,535
250,000	Richmond Joint Powers Fin. Auth. Rev. (Point Potrero)	6.25	7/1/24	276,775
1,000,000	Robla School District G.O. (AGM Insured) 6	6.51	8/1/36	210,480
500,000	Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	0.92	6/1/39	273,285
1,000,000	San Bernardino City Unified School District G.O. Capital Appreciation (NATL-RE Insured) [6]	4.72	8/1/29	340,720
250,000	San Joaquin Hills Toll Road Rev. Ref. (NATL-RE Insured)	5.25	1/15/30	208,355
250,000	South Bayside Waste Management Auth. Rev. (Shoreway Environmental)	6.25	9/1/29	273,010
350,000	Southwest Community Finance Auth. Rev. (Riverside Co. Proj.) [9]	6.00	5/1/24	395,500
350,000	Sulphur Springs Union School District C.O.P. Capital Appreciation (AGM Insured) [6]	1.31	12/1/37	316,764
755,000	Sutter Union High School District G.O. Capital Appreciation [6]	7.25	8/1/33	191,619
600,000	Tracy Joint Unified School District G.O. Capital Appreciation [6]	3.07	8/1/41	252,990
500,000	Tustin Unified School District G.O. Capital Appreciation [6]	6.05	8/1/28	350,560
400,000	Upland C.O.P. (San Antonio Community Hospital Proj.)	6.38	1/1/32	437,356
500,000	Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	6.13	8/1/34	296,505
300,000	West Contra Costa Healthcare District C.O.P.	6.00	7/1/32	307,416
500,000	Westminster School District G.O. [6]	5.37	8/1/24	260,915

				19,474,697

Colorado - 2.4%
250,000	CO Education & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	5.60	7/1/34	250,000
500,000	CO Education & Cultural Facs. Auth. Rev. Ref. (Vail Mountain School Proj.)	6.00	5/1/30	504,190
400,000	CO Hsg. Finance Auth. Single Family Mtg. Rev.	5.50	11/1/29	409,244
625,000	CO Hsg. Finance Auth. Single Family Mtg. Rev. (FHA Insured)	5.00	11/1/34	640,988
955,000	Denver Health & Hospital Auth. Healthcare Rev. [1]	1.45	12/1/33	642,744
557,749	Lyons Rev. (Longmont Humane Society Proj.)	4.75	11/30/16	544,369
500,000	Regional Transportation District Private Activity Rev. (Denver Trans. Partners)	6.00	1/15/34	518,565

				3,510,100

Connecticut - 1.3%
300,000	CT Hsg. Finance Auth. Rev.	5.15	11/15/34	309,954
500,000	CT Hsg. Finance Auth. Rev. (GO of Auth.)	4.75	11/15/35	510,850
425,000	CT Hsg. Finance Auth. Rev. (GO of Auth.)	4.90	11/15/36	437,996
500,000	Hamden Facs. Rev. (Whitney Center Proj.)	6.13	1/1/14	500,375
300,000	Mashantucket Western Pequot Tribe Sub. Special Rev. [2,4,5]	5.75	9/1/18	112,836

				1,872,011

Delaware - 0.2%
410,000	Millsboro Special Obligation Rev. (Plantation Lakes Dev. District)	5.45	7/1/36	306,131

Florida - 6.8%
375,000	Alachua County Health Facs. Auth. Rev. (Terraces Bonita Springs District)	7.13	11/15/16	376,290
500,000	Bay Co. Educational Facs. Rev. (Bay Haven Charter)	5.25	9/1/30	451,945
335,000	Capital Trust Agy. Rev. (Golf Villas, Rivermill, and Village Square Apartments Proj.) [2,5]	4.75	6/1/13	190,963

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2011

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
1,000,000	Capital Trust Agy. Rev. (Golf Villas, Rivermill, and Village Square Apartments Proj.) [2,5]	5.88	6/1/38	570,040
415,000	Collier Co. Industrial Dev. Auth. Rev. (NCH Healthcare System Proj.)	6.25	10/1/39	437,601
400,000	Connerton West Community Dev. District Cap. Improvement Special Assessment Rev. (Pasco Co.) [2,5]	5.13	5/1/16	160,540
100,000	Fiddlers Creek Community Dev. District No. 2 Special Assessment Rev. [2,5]	5.75	5/1/13	52,440
235,000	FL Hsg. Finance Corp. (FHLMC Collateralized)	5.05	1/1/27	249,572
250,000	FL Hsg. Finance Corp. (GNMA/FNMA Collateralized)	5.00	7/1/26	265,648
350,000	FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	5.00	7/1/39	359,692
250,000	FL Mid-Bay Bridge Authority [6]	6.95	10/1/21	125,767
30,000	Forest Creek Community Dev. District Capital Improvement Special Assessment Rev. [2,5]	7.00	11/1/13	29,275
135,000	Gramercy Farms Community Dev. District Special Assessment [2,5]	5.10	5/1/14	1
535,000	Gramercy Farms Community Dev. District Special Assessment [6]	3.24	5/1/39	68,721
500,000	Highlands Co. Health Facs. Auth. Rev. (Adventist Health) [1]	5.00	11/15/31	508,775
400,000	Jacksonville Economic Dev. Commission Health Care Facs. Rev. Ref.	6.00	9/1/17	422,936
500,000	Lake Ashton Community Dev. District Cap. Improvement Special Assessment Rev. [2,5]	5.00	3/31/12	170,825
500,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assesment Rev. (Lakewood Center)	7.40	5/1/30	512,095
1,000,000	Lee Co. Industrial Dev. Auth. Health Care Facs. Rev. (Lee Charter Foundation)	5.25	6/15/27	882,760
250,000	Lee Co. Industrial Dev. Auth. Health Care Facs. Rev. (Shell Point Alliance)	6.13	11/15/26	247,935
250,000	Lexington Oaks Community Dev. District Special Assessment Rev.	5.65	5/1/33	254,088
250,000	Magnolia Creek Community Dev. District Rev. [2,5]	5.60	5/1/14	100,012
265,000	Miami-Dade Co. Special Obligation (NATL-RE Insured) [6]	5.44	10/1/33	67,313
230,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. [2,5]	5.00	5/1/13	2
135,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. [6]	9.60	5/1/15	113,832
275,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. [6]	1.85	5/1/18	120,541
140,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. [6]	0.40	5/1/38	85,371
350,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. [6]	0.80	5/1/38	135,079
265,000	Pinellas Co. Educational Facilities Auth. Rev.	6.13	9/15/21	269,526
750,000	Sarasota Co. Health Facs. Auth. Retirement Rev. Ref. (Village on the Isle)	5.50	1/1/27	756,090
500,000	Seminole Tribe Special Obligation Rev. [4]	5.50	10/1/24	476,815
250,000	Seven Oaks Community Dev. District Special Assessment Rev.	5.50	5/1/33	248,738
600,000	Tallahassee Health Facs. Rev. (Memorial Health Care Proj.)	6.38	12/1/30	600,414
650,000	Tolomato Community Dev. District Special Assessment [2,5]	6.38	5/1/17	278,330
650,000	Waters Edge Community Dev. District Cap. Improvement Special Assessment Rev. [2,5]	5.00	11/1/12	286,618
50,000	West Villages Improvement District Special Assessment Rev. (Unit of Dev. No. 3) [2,5]	5.50	5/1/37	22,337
450,000	Zephyr Ridge Community Dev. District Special Assessment Rev. [2,5]	5.25	5/1/13	179,078

				10,078,005

Georgia - 2.3%
375,000	Alpharetta Development Authority Rev. (Fulton Science Academy Proj.)	6.25	7/1/31	355,999
250,000	Atlanta Water and Wastewater Rev. (NATL-RE Insured)	5.00	11/1/39	250,382
245,000	Cobb County Hsg. Auth. Multifamily Rev. (Garrison Plantation Proj.)(NATL-RE-IBC FNMA Collateralized)	5.90	7/1/26	245,365
1,355,000	East Point Tax Allocation	8.00	2/1/26	1,364,295
300,000	GA State Environmental Loan Acquisition Corp. Rev.	5.13	2/15/31	324,624
750,000	GA State Environmental Loan Acquisition Corp. Rev.	5.13	3/15/31	820,980

				3,361,645

Guam - 0.2%
435,000	Northern Mariana Islands Commonwealth G.O.	5.00	10/1/22	363,469

Hawaii - 0.2%
350,000	HI State Dept. of Budget & Fin. Rev. (Kahala Nui Proj.)	8.00	11/15/33	362,908

Idaho - 0.3%
570,000	ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Compass Public Charter School Proj.)	5.50	7/1/30	508,035

Illinois - 8.4%
375,000	Chicago Board of Education G.O.	5.50	12/1/39	409,432

See accompanying notes to schedule of investments.
DECEMBER 31, 2011	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2011

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
5,000	Chicago Metro Hsg. Dev. Corp. Mtg. Rev. Ref. (Section 8) (FHA Insured)	6.85	7/1/22	5,012
1,000,000	Dekalb, Kane & Lasalle Counties Comm. College Dist. No. 523 G.O. Capital Appreciation [6]	6.58	2/1/30	354,620
500,000	Harvey Ref. & Improvement G.O.	5.50	12/1/27	435,590
265,000	IL C.O.P. (NATL-RE Insured)	5.80	7/1/17	265,167
250,000	IL Fin. Auth. Rev.	6.00	10/1/24	263,365
500,000	IL Fin. Auth. Rev. (Chicago Charter School Foundation Proj.)	5.00	12/1/36	454,940
50,000	IL Fin. Auth. Rev. (Local Government PG-Metro. Proj.)	5.00	12/1/24	50,453
250,000	IL Fin. Auth. Rev. (Noble Network Charter Schools) (ACA Insured)	5.00	9/1/27	206,168
395,000	IL Fin. Auth. Rev. (TEMPS-50-The Admiral at the Lake Proj.)	6.00	5/15/17	394,980
250,000	IL Fin. Auth. Rev. (UNO Charter School Network)	6.88	10/1/31	254,260
1,000,000	IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	6.25	12/1/38	561,590
500,000	IL Fin. Auth. Sports Facs. Rev. (United Sports Organizations of Barrington Proj.) [2,4,5]	6.13	10/1/27	50,000
500,000	IL Fin. Auth. Sports Facs. Rev. (United Sports Organizations of Barrington Proj.) [2,4,5]	6.25	10/1/37	50,000
160,000	IL Health Facs. Auth. Rev. (Ingalls Health System Proj.) (NATL-RE Insured)	6.25	5/15/14	160,482
250,000	Lake Co. Community Consolidated School District No. 50 Woodland G.O.	5.63	1/1/26	292,300
115,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.)	6.38	1/1/15	83,262
1,925,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.)	5.25	1/1/36	1,363,343
550,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.) (ACA Insured)	5.50	1/1/25	379,780
250,000	Macon County School District No. 61 Decatur G.O. (AGM Insured)	5.25	1/1/37	265,848
2,000,000	Malta Tax Allocation Rev.	5.75	12/30/25	1,335,260
818,000	Manhattan Special Service Area Special Tax No. 07-6 (Groebe Farm-Stonegate) [2,5]	5.75	3/1/22	245,686
310,000	Northern Illinios University Rev. (Auxiliary Facs.) (AGM Insured)	5.50	4/1/26	338,973
500,000	Railsplitter Tobacco Settlement Auth. Rev.	6.25	6/1/24	546,835
2,475,000	Southwestern IL Dev. Auth. Rev. (Anderson Hospital Proj.)	5.63	8/15/29	2,475,148
420,000	Southwestern IL Dev. Auth. Rev. (Village of Sauget Proj.)	5.63	11/1/26	311,989
620,000	Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program)	7.00	10/1/22	620,837
280,000	St. Clair Co. Township High School District No. 203 O’Fallon G.O. (AMBAC Insured)	5.75	12/1/26	306,362

				12,481,682

Indiana - 2.4%
300,000	Damon Run Conservancy Dist. G.O. (St Intercept Insured)	6.10	7/1/25	324,132
370,000	East Chicago Redev. Commission Tax Allocation (Harborside Redev. Proj.)	5.50	1/15/16	366,170
100,000	Elkhart Co. Hospital Auth. Rev. (Elkhart General Hospital Proj.) (AMBAC-TCRS Insured)	5.25	8/15/28	100,022
400,000	Hammond Local Public Improvement Bond Bank	6.50	8/15/25	415,744
250,000	Hammond Local Public Improvement Bond Bank	6.50	8/15/30	256,365
525,000	IN Finance Auth. Educational Facs. Rev. (Marian University Proj.)	6.50	9/15/30	544,436
300,000	IN Finance Auth. Rev. (BHI Senior Living)	5.50	11/15/26	311,796
250,000	IN Finance Auth. Rev. (Drexel Foundation Educational Facs. Proj.)	6.00	10/1/21	256,510
295,000	IN Finance Auth. Rev. (Parkview Health System)	5.75	5/1/31	314,765
350,000	IN Health & Educational Fac. Fin. Auth. Rev. (Schneck Memorial Hospital Proj.)	5.25	2/15/30	354,634
305,000	IN Health Facs. Fin. Auth. Hospital Rev. (Community Hospital of Anderson Proj.)	6.00	1/1/23	305,482
368,354	St. Joseph Co. Hospital Auth. Health Facs. Rev. (Madison Center) [2,5]	5.25	2/15/28	63,099

				3,613,155

Iowa - 1.4%
410,000	IA Finance Auth. Sr. Hsg. Rev. Ref. (Walnut Ridge Proj.)	5.00	12/1/14	356,126
500,000	IA Finance Auth. Sr. Living Facs. Rev. (Deerfield Retirement Community, Inc.)	5.00	11/15/21	392,780
500,000	IA Student Loan Liquidity Corp. Rev.	5.25	12/1/24	512,000
250,000	IA Student Loan Liquidity Corp. Rev.	5.80	12/1/31	259,952
225,000	Mason City Community School District Rev.	5.00	7/1/29	233,255
250,000	Waterloo Community School District Rev.	5.00	7/1/29	259,982

				2,014,095

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2011

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Louisiana - 2.8%
235,873	Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev.	5.00	11/1/40	244,143
955,000	Jefferson Parish Finance Auth. Single Family Mtg. Rev.	5.00	6/1/38	996,141
185,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program)	6.00	12/1/28	198,440
1,400,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program)	5.70	12/1/38	1,470,980
400,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Mtg. Backed Securities Program)	4.60	6/1/29	412,800
250,000	LA Public Facs. Auth. Rev. (Belle-Chase Educational Foundation Proj.) (NATL-RE Insured)	6.50	5/1/31	265,602
750,000	LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	1.00	2/15/36	537,878
106,000	Lafayette Public Finance Auth. Single Family Mortgage-Backed Rev.	5.35	1/1/41	108,562

				4,234,546

Maine - 0.6%
355,000	ME Education Auth. Student Loan Rev. (Assured Guaranty)	5.63	12/1/27	388,370
500,000	ME Health & Higher Educational Facs. Auth. Rev. (ME General Medical Center)	7.50	7/1/32	554,490

				942,860

Maryland - 0.7%
235,000	MD Community Dev. Administration Rev.	5.13	9/1/30	247,909
575,000	MD Health & Higher Educational Facs. Auth. Rev. (Adventist Healthcare)	6.25	1/1/31	599,305
500,000	Montgomery County Housing Opportunites Commission Single Family Mtg. Rev. [6]	5.62	7/1/28	199,500

				1,046,714

Massachusetts - 1.7%
350,000	MA Dev. Fin. Agy. Rev. (Foxborough Regional Charter School)	6.38	7/1/30	371,186
70,000	MA Development Finance Agency Facs. Rev.	6.25	6/1/14	69,996
460,000	MA Education Finance Auth. Education Rev.	5.15	1/1/26	501,184
240,000	MA Education Finance Auth. Education Rev.	5.25	1/1/28	256,978
250,000	MA Health & Educational Facilities Auth. Rev.	6.00	7/1/22	252,845
250,000	MA Housing Finance Agy. Rev.	4.75	6/1/35	252,832
500,000	MA Housing Finance Agy. Rev.	5.40	12/1/37	521,715
250,000	MA Housing Finance Agy. Rev. (FHA Insured)	5.30	12/1/38	261,738

				2,488,474

Michigan - 2.4%
335,000	Advanced Technology Academy Rev.	6.00	11/1/28	312,783
500,000	Detroit City School Dist. G.O. (School Building & Site Improvement) (FGIC-Q SBLF Insured)	5.00	5/1/28	504,730
250,000	MI Finance Auth. Ltd. Obligation Rev. (Public School Academy-University Learning Proj.)	6.25	11/1/20	255,760
250,000	MI Hospital Finance Auth. Rev. (Mid-Michigan Obligation Group Proj.)	6.13	6/1/34	267,882
250,000	MI Hospital Finance Auth. Rev. (Oakwood Obligation Group)	5.75	4/1/32	253,532
500,000	MI Public Education Facs. Auth. Ltd. Rev. Ref. (Nataki Talibah Proj.) (Q-SBLF Insured)	6.25	10/1/23	455,305
500,000	MI Public Education Facs. Auth. Ltd. Rev. Ref. (Richfield Public School Proj.)	5.00	9/1/22	453,630
560,000	MI Public Education Facs. Auth. Rev. Ref. (Bradford Proj.) [4]	6.00	9/1/16	508,278
345,000	MI Tobacco Settlement Finance Auth. Sr. Rev.	5.13	6/1/22	293,357
300,000	Oakland County Economic Development Corp. Rev. (Roman Catholic Archdiocese Proj.)	6.50	12/1/20	298,380

				3,603,637

Minnesota - 2.3%
2,001,992	Intermediate School District 287 Lease Rev.	5.30	11/1/32	2,035,545
500,000	Minneapolis Mulitfamily Hsg. Rev. (Riverside Plaza)	6.00	11/1/13	495,870
300,000	MN Hsg. Fin. Agy. Mtg. Rev. (Mtg. Backed Securities Program)(GNMA/FNMA Collateralized)	4.40	7/1/32	306,312
575,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	593,659

				3,431,386

Mississippi - 0.5%
300,000	MS Development Bank Rev. (Magnolia Reg. Health Center Proj.)	6.50	10/1/31	323,319

See accompanying notes to schedule of investments.
DECEMBER 31, 2011	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2011

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
160,000	MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.60	6/1/38	170,530
250,000	MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	6.75	6/1/39	269,322

				763,171

Missouri - 2.1%
500,000	Chillicothe Tax Increment Rev. (South U.S. 65 Proj.)	5.63	4/1/27	446,445
480,000	Community Memorial Hospital District Rev.	6.68	12/1/34	515,554
250,000	Independence 39th St. Transportation District Rev. Ref. & Improvement	6.88	9/1/32	244,445
500,000	Kansas City Industrial Dev. Auth. Rev. (Kansas City Pkg. LLC)	5.45	9/1/23	523,260
500,000	Kirkwood Industrial Dev. Auth. Retirement Community Rev. (Aberdeen Heights)	7.00	11/15/15	501,050
750,000	Lakeside 370 Levee District Improvement Special Tax	7.00	4/1/28	729,368
500,000	Moberly Industrial Dev. Auth. (Annual Appropriation Proj.) [2,5]	6.00	9/1/24	200,085

				3,160,207

Montana - 0.8%
175,000	MT Board of Housing Single Family Rev. (GO of BRD Insured)	4.70	12/1/26	183,225
245,000	MT Board of Housing Single Family Rev. (GO of BRD Insured)	4.85	6/1/28	256,775
716,885	MT Facs. Finance Auth. Rev. (Great Falls Pre-Release Services Proj.)	5.08	4/1/21	751,618

				1,191,618

Nebraska - 0.6%
410,000	Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) [2,5]	5.13	7/1/12	355,441
500,000	NE Investment Fin. Auth. Single Family Hsg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.90	9/1/36	544,885

				900,326

Nevada - 2.5%
250,000	Clark Co. Economic Dev. Rev. (Alexander Dawson School Proj.)	5.38	5/15/33	252,638
415,000	Clark Co. Improvement Special Assessment (Summerlin Proj.)	4.85	2/1/17	401,832
600,000	Las Vegas Paiute Tribe Rev. (ACA Insured)	6.63	11/1/17	481,638
750,000	Las Vegas Redev. Agy. Tax Allocation Rev.	7.50	6/15/23	879,270
425,000	NV Hsg. Dev. Single Family Mtg. Program Mezzanine (GNMA/FNMA/FHLMC Collateralized)	5.10	10/1/40	438,107
500,000	Sparks Redev. Agy. Tax Increment Rev. (Redev. Area No. 1 Proj.)	5.00	1/15/22	513,880
460,000	Sparks Redev. Agy. Tax Increment Rev. (Redev. Area No. 2 Proj.)	6.40	6/1/20	472,609
250,000	Sparks Tourism Improvement District No. 1 Sr. Sales Tax Rev. [4]	6.50	6/15/20	230,745

				3,670,719

New Hampshire - 0.9%
890,000	Manchester Hsg. & Redev. Auth. Rev. (ACA Insured)	6.75	1/1/15	856,029
400,000	NH Health & Educ. Facs. Auth. Rev. (Wentworth Douglas Hosipital)	6.00	1/1/34	424,248

				1,280,277

New Jersey - 1.9%
750,000	NJ Higher Education Assistance Auth. Student Loan Rev.	5.00	6/1/27	771,728
250,000	NJ Higher Education Assistance Auth. Student Loan Rev.	5.00	12/1/28	263,600
250,000	NJ Higher Education Assistance Auth. Student Loan Rev.	4.75	12/1/29	253,852
780,000	NJ Hsg. & Mtg. Finance Agy. Rev.	5.05	10/1/39	800,709
400,000	NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	4.50	10/1/30	402,488
275,000	NJ Transportation Trust Fund Authority	5.25	6/15/36	296,230

				2,788,607

New Mexico - 1.3%
460,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	4.80	9/1/29	473,745

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2011

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
450,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.35	9/1/30	474,543
930,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.25	9/1/34	974,603

				1,922,891

New York - 1.6%
250,000	Albany Capital Resource Corp. Rev. (The College of Saint Rose)	5.63	7/1/31	258,645
250,000	Chautauqua County Capital Resource Corp. Rev. (Women’s Christian Assn. Proj.)	6.75	11/15/16	261,015
250,000	New York City Housing Development Corp. Multifamily Mtg. Rev.	4.60	11/1/36	250,588
500,000	NY Mortgage Agency Rev.	4.75	10/1/42	501,825
400,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	4.88	11/1/42	405,436
300,000	Onondaga Civic Development Corp. Rev. (Upstate Properties Dev. Inc. Proj.)	5.25	12/1/41	311,745
650,000	Ulster Co. Industrial Dev. Agy. Civic Facs. Rev.	5.25	9/15/16	457,223

				2,446,477

North Dakota - 0.3%
430,000	North Dakota Hsg. Fin. Agy. Rev. (GO of Agency Insured)	4.75	7/1/30	447,699

Ohio - 2.1%
425,000	Buckeye Tobacco Settlement Finance Auth. Asset-Backed Sr. Rev.	5.13	6/1/24	323,518
250,000	Butler Co. Hospital Facs. Rev. (Kettering Health Network)	6.38	4/1/36	274,610
730,000	Cleveland-Cuyahoga Co. Port Auth. Dev. Rev. (St. Clarence Proj.)	6.00	5/1/21	661,431
719,900	Cuyahoga Co. Hsg. Mtg. Sr. Rev. (R H Myers Apts. Proj.) (GNMA Collateralized)	5.70	3/20/42	766,895
250,000	Lucas Co. Health Facs. Rev. (Sunset Retirement Communities)	5.00	8/15/21	258,698
550,000	Lucas Co. Hospital Rev. (Promedica Health Care Proj.)	6.50	11/15/37	635,938
145,000	OH Hsg. Finance Agy. Residential Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.45	9/1/33	152,138

				3,073,228

Oklahoma - 0.6%
500,000	Citizen Potawatomi Nation Sr. Obligation Tax Rev.	6.50	9/1/16	481,220
400,000	Fort Sill Apache Tribe Economic Dev. Auth.	8.50	8/25/26	400,316

				881,536

Oregon - 0.5%
595,000	Western Generation Agy. Rev. (Wauna Cogeneration Proj.)	5.00	1/1/21	545,532
300,000	Western Generation Agy. Rev. (Wauna Cogeneration)	5.00	1/1/21	275,640

				821,172

Pennsylvania - 4.0%
245,000	Allegheny Co. Industrial Dev. Auth. Charter School Rev. (Propel Charter-McKeesport)	5.90	8/15/26	238,436
250,000	Berks Co. Municipal Auth. Rev. (Health Care-Pooled Financing Proj.)	5.00	3/1/28	250,160
485,000	Butler Co. General Authority Rev. (School District Proj.) (AGM GO of District) [1]	0.95	10/1/34	294,895
250,000	Central Bradford Progress Auth. Rev. (Guthrie Healthcare System)	5.50	12/1/31	268,368
250,000	Erie Co. Hospital Auth. Rev. (St. Vincent Health Center Proj.)	7.00	7/1/27	255,895
600,000	Geisinger Auth. Health System Rev. (Geisinger Health System Proj.) [1]	1.06	5/1/37	389,484
250,000	Lehigh Co. General Purpose Auth. Rev. (Saint Luke’s Bethlehem) [1]	1.32	8/15/42	141,415
500,000	Luzerne Co. G.O. (FSA Insured)	7.00	11/1/26	586,060
500,000	PA Housing Finance Agy. Single Family Mtg. Rev.	4.85	10/1/37	504,420
300,000	PA Hsg. Finance Agy. Rev.	5.00	10/1/25	318,537
500,000	PA Hsg. Finance Agy. Rev. (GO of Agency Insured)	4.63	10/1/29	509,005
500,000	PA Hsg. Finance Agy. Single Family Mtg. Rev.	4.75	10/1/28	514,335
240,000	PA Hsg. Finance Agy. Single Family Mtg. Rev.	4.75	10/1/39	243,403
500,000	PA Turnpike Commission Rev. Capital Appreciation [6]	5.13	12/1/35	419,040
500,000	PA Turnpike Commission Rev. Capital Appreciation [6]	5.73	12/1/38	416,015

See accompanying notes to schedule of investments.
DECEMBER 31, 2011	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2011

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
500,000	PA Turnpike Commission Rev. Capital Appreciation (AGM Insured) 6	6.25	6/1/33	443,220
160,000	Philadelphia Hospital & Higher Education Facs. Auth. Hospital Rev. (Temple Univ. Hospital)	6.63	11/15/23	160,032

				5,952,720

Puerto Rico - 1.3%
500,000	Puerto Rico Electric Power Auth. Rev. [1]	0.93	7/1/25	355,045
450,000	Puerto Rico Public Finance Corp. Commonwealth Appropriation Rev. [9]	5.50	8/1/31	460,750
250,000	Puerto Rico Public Improvement G.O. (AGM Insured)	5.50	7/1/27	272,385
300,000	Puerto Rico Sales Tax Financing Corp. Rev.	6.00	8/1/39	331,743
250,000	Puerto Rico Sales Tax Financing Corp. Rev.	5.25	8/1/40	269,508
500,000	Puerto Rico Sales Tax Financing Corp. Rev. [1]	1.22	8/1/57	249,585

				1,939,016

Rhode Island - 0.4%
500,000	RI Student Loan Auth. Sr. Rev.	5.75	12/1/27	537,785

South Carolina - 0.4%
425,000	SC Education Assistance Auth. Student Loan Rev.	5.10	10/1/29	454,703
250,000	SC Jobs Economic Dev. Auth. Health Care Facs. Rev. (Woodlands at Furman Proj.) [1,2,5]	5.15	11/15/42	98,717

				553,420

Tennessee - 0.9%
495,000	Metro Govt. Nashville & Davidson Co. Health & Education Facs. Rev. (Prestige Proj.) [2,5]	7.50	12/20/40	287,610
1,850,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	5.35	1/1/19	219,576
7,875,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	5.55	1/1/29	790,729
1,630,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	6.00	1/1/29	16
1,000,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (Eastwood Park Apts. Proj.) [2,5]	6.40	9/1/25	48,420
405,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (Eastwood Park Apts. Proj.) [2,5]	7.50	9/1/25	4

				1,346,355

Texas - 6.8%
1,000,000	Arlington Higher Education Finance Corp., Education Rev. (Arlington Classics Academy)	7.00	8/15/28	992,140
250,000	Austin Convention Enterprises, Inc. Rev.	5.25	1/1/16	247,482
65,000	Bexar Co. Hsg. Fin. Corp. Rev. (Dublin Kingswood & Waterford Apts.)	7.50	12/1/14	60,979
250,000	Bexar Co. Hsg. Fin. Corp. Rev. (Dymaxion & Marbach Park Apts. Proj.) (NATL-RE Insured)	6.10	8/1/30	237,142
540,000	Bexar Co. Hsg. Fin. Corp. Rev. (Honey Creek Apartments Proj.) [2,5]	8.00	4/1/30	237,638
440,000	Bexar Co. Hsg. Fin. Corp. Rev. (Waterford Proj.)	6.50	12/1/21	396,466
1,864,000	Dallas Hsg. Finance Corp. Multifamily Mtg. Rev. (Towne Center Apts.) (GNMA Collateralized)	6.75	10/20/32	1,904,132
176,318	El Paso Hsg. Finance Corp. Single Family Mtg. Rev. (GNMA Collateralized)	6.18	4/1/33	184,034
1,327,160	Galveston Co. Municipal Utility District No. 52	6.16	3/1/12	1,062,325
500,000	Harris Co. Cultural Education Facs. Finance Corp. Rev. (Space Center Houston Proj.) [4]	6.75	8/15/21	533,010
240,000	Houston Hotel Occupancy Rev. Ref.	5.25	9/1/29	252,050
410,000	La Vernia Higher Education Finance Corp. Rev. (Friends Life Proj.)	6.00	2/15/18	411,747
500,000	Tarrant Co. Cultural Education Facs. Fin. Rev. (C.C. Young Memorial Home Proj.)	6.50	2/15/14	500,090
250,000	Tarrant Co. Cultural Education Facs. Fin. Rev. (Mirador Proj.)	7.75	11/15/19	253,485
500,000	Tarrant Co. Cultural Education Facs. Fin. Rev. (Sr. Living Center Proj.)	6.50	11/15/14	499,985
250,000	Travis Co. Health Facs. Dev. Corp. Rev. (Westminster Manor)	6.25	11/1/16	254,912
500,000	TX Municipal Gas Acquisition & Supply Corp. I Sr. Lien Rev. [1]	1.82	12/15/26	345,055
300,000	TX Municipal Gas Acquisition & Supply Corp. II Rev. [1]	1.24	9/15/27	217,263
750,000	TX Private Activity Surface Transportation Corp. Rev. (LBJ Infrastructure)	7.50	6/30/33	848,588
250,000	TX Public Finance Auth. Charter School Finance Corp. Rev. (Cosmos Foundation, Inc.)	6.00	2/15/30	260,242
500,000	TX Public Finance Auth. Charter School Finance Corp. Rev. (Idea Public School) (ACA Insured)	5.00	8/15/30	489,300

				10,188,065

See accompanying notes to schedule of investments.
8

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2011

Sit Tax-Free Income Fund

Principal Amount ($)/ Quantity	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Utah - 1.5%
250,000	Provo Charter School Rev. (Freedom Academy Foundation)	5.50	6/15/37	195,895
857,000	UT Assoc. Municipal Power System Rev.	5.00	5/1/27	801,124
300,000	UT Hsg. Corp. Single Family Mtg. Rev.	5.75	1/1/33	319,731
500,000	UT Hsg. Corp. Single Family Mtg. Rev.	4.60	7/1/34	510,230
300,000	UT Infrastructure Agy. Rev. (AGM Insured)	5.50	10/15/30	334,086

				2,161,066

Virginia - 0.9%
500,000	Farms New Kent Community Dev. Auth. Special Assessment	5.13	3/1/36	302,480
250,000	VA Hsg. Dev. Auth. Rev. (GO of Authority Insured)	6.25	7/1/31	274,725
250,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	4.60	12/1/38	251,482
500,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	5.00	12/1/39	515,000

				1,343,687

Washington - 1.1%
665,000	Kalispel Tribe Indians Priority District Rev.	6.20	1/1/16	632,448
500,000	WA Health Care Facs. Auth. Rev. (Swedish Health Services Proj.)	6.50	11/15/27	532,970
230,000	WA Hsg. Finance Commission Nonprofit Rev. (Skyline at First Hill Proj.)	5.10	1/1/13	218,684
300,000	WA Hsg. Finance Commission Single Family Mtg. Rev.	4.60	10/1/33	304,638

				1,688,740

Wisconsin - 2.6%
250,000	WI General Fund Rev. Appropriation Rev.	6.00	5/1/27	295,795
960,000	WI Health & Education Facs. Auth. Rev. (Aurora Health Care Proj.)	5.60	2/15/29	960,470
250,000	WI Health & Education Facs. Auth. Rev. (Aurora Health Care Proj.)	6.40	4/15/33	255,308
495,000	WI Health & Education Facs. Auth. Rev. (Aurora Health Care Proj.) (ACA-CBI Insured)	5.63	2/15/29	495,302
300,000	WI Health & Education Facs. Auth. Rev. (Aurora Medical Group Proj.) (AGM Insured)	5.75	11/15/25	300,522
500,000	WI Health & Education Facs. Auth. Rev. (Beaver Dam Community Hospital, Inc.)	6.75	8/15/34	503,700
325,000	WI Health & Education Facs. Auth. Rev. (Mercy Health Sys. Corp. Proj.)(NATL-RE-IBC AMBAC Ins.)	5.50	8/15/25	325,208
50,000	WI Health & Education Facs. Auth. Rev. (Sinai Samaritan Medical Center) (NATL-RE Insured)	5.88	8/15/26	50,024
200,000	WI Health & Education Facs. Auth. Rev. (Synergy Health, Inc. Proj.)	6.00	11/15/23	207,610
250,000	WI Health & Education Facs. Auth. Rev. (Synergy Health, Inc. Proj.)	6.00	11/15/32	255,360
200,000	WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.)	7.00	6/1/20	202,006

				3,851,305

Total Municipal Bonds
(cost: $152,892,954)				132,132,338

Closed-End Mutual Funds - 7.5%
20,800	AllianceBernstein National Municipal Income Fund, Inc. (AFB)			307,424
45,400	BlackRock Long-Term Municipal Advantage Trust (BTA)			529,818
33,800	BlackRock MuniHoldings Florida Insured Fund (MFL)			493,818
54,500	BlackRock MuniYield Florida Fund (MYF)			800,605
66,500	BlackRock MuniYield Insured Fund (MYI)			940,310
23,700	BlackRock MuniYield Michigan Insured Fund (MIY)			366,876
23,000	BlackRock MuniYield Michigan Insured Fund II (MYM)			341,090
208,600	DWS Municipal Income Trust (KTF)			2,878,680
12,390	Eaton Vance National Municipal Income Trust (FEV)			157,972
31,200	Invesco PA Value Muni Income Trust (VPV)			443,040
7,900	Invesco Quality Muni (IQT)			112,180
36,800	Invesco Van Kampen Advantage Muni Income Trust (VKI)			458,528
25,889	Invesco Van Kampen Trust for Investment Grade Municipals (VGM)			387,817

See accompanying notes to schedule of investments.
DECEMBER 31, 2011	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2011

Sit Tax-Free Income Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)
25,923	Managed Duration Investment Grade (MZF)	386,253
5,000	Nuveen Michigan Premium Income Municipal Fund (NMP)	70,550
21,500	Nuveen Premier Municipal Income Fund (NPF)	318,415
81,332	Nuveen Premium Income Fund (NPM)	1,213,473
77,011	Putnam Municipal Opportunities Trust (PMO)	944,925

Total Closed-End Mutual Funds
(cost: $9,824,670)		11,151,774

Short-Term Securities—2.7%
4,011,612	Dreyfus Tax-Exempt Cash Management Fund, 0.004%
Total Short-Term Securities
(cost: $4,011,612)		4,011,612

Total Investments in Securities—99.0%
(cost: $166,729,236)		147,295,724
Other Assets and Liabilities, net—1.0%		1,459,032

Total Net Assets—100.0%		$148,754,756

1	Variable rate security. Rate disclosed is as of December 31, 2011.
2	Securities considered illiquid by the Investment Adviser. The total value of such securities as of December 31, 2011 was $4,975,314 and represented 3.3% of net assets.
4

144A Restricted Security. The total value of such securities as of December 31, 2011 was $2,438,469 and represented 1.6% of net assets. These securities been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

5	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of December 31, 2011 was $4,975,314 and represented 3.3% of net assets.
6	Zero coupon security. Rate disclosed is the effective yield on purchase date.
9

Municipal Lease Security. The total value of such securities as of December 31, 2011 was $1,350,568 and represented 0.9% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the inputs used to value the Fund’s net assets as of December 31, 2011 is as follows (see notes to Schedule of Investments):

	Investment in Securities

	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Short-Term Securities	4,011,612	—	—	4,011,612
Closed-End Mutual Funds	11,151,774	—	—	11,151,774
Municipal Bonds	—	132,132,338	—	132,132,338

Total:	15,163,386	132,132,338	—	147,295,724

See accompanying notes to schedule of investments.
10

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2011

Sit Minnesota Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
Municipal Bonds - 95.2%
Education/Student Loan - 11.4%
1,070,000	Brooklyn Park Lease Rev. (Prairie Seeds Academy Proj.)	8.00	3/1/20	1,176,529
2,500,000	Duluth Hsg. & Redev. Auth. Lease Rev. (Public Schools Academy)	5.00	11/1/21	2,426,125
6,706,672	Intermediate School District 287 Lease Rev.	5.30	11/1/32	6,819,076
665,000	Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.) (LOC-U.S. Bank)	5.13	1/1/16	498,750
875,000	Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.) (LOC-U.S. Bank)	6.25	1/1/21	631,794
910,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/14	936,827
600,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/22	615,264
160,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/23	163,320
1,000,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/37	990,470
1,813,199	MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	4.49	10/1/16	1,845,474
250,000	MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	5.13	3/1/36	251,890
1,751,958	MN Higher Education Fac. Auth. Rev. (College of St. Catherine)	4.75	4/26/27	1,754,323
750,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	6.00	10/1/32	828,608
1,000,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	6.00	10/1/40	1,082,780
750,000	MN Higher Education Fac. Auth. Rev. (Macalester College-Seven-I)	5.00	6/1/35	823,942
1,400,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	5.00	12/1/27	1,426,502
1,800,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	6.30	12/1/40	1,963,674
500,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College-H)	5.25	12/1/35	516,655
1,250,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	6.00	10/1/25	1,374,162
156,119	MN Higher Education Fac. Auth. Rev. Lease Rev. (Concordia Univ.)	5.25	4/25/14	157,267
2,500,000	MN Office of Higher Education Rev. (Suppl. Student Loan Prog.)	5.00	11/1/29	2,678,650
718,374	Olmsted Co. Hsg. & Redev. Auth. (Schaeffer Academy Proj.)	4.98	4/25/27	578,528
340,000	Pine City Lease Rev. (Lakes International Language Academy Proj.)	5.75	5/1/16	347,018
830,000	Pine City Lease Rev. (Lakes International Language Academy Proj.)	6.00	5/1/26	792,326
215,000	Ramsey Lease Rev. (Pact Charter School Proj.)	5.65	12/1/13	218,627
1,650,000	Ramsey Lease Rev. (Pact Charter School Proj.)	6.50	12/1/22	1,663,712
350,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Community of Peace Academy Proj.)	4.35	12/1/12	351,778
1,500,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Community of Peace Academy Proj.)	5.00	12/1/18	1,492,140
605,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong Academy Proj.)	5.50	9/1/18	601,951
130,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (New Spirit Charter School Proj.)	6.50	12/1/12	132,452
600,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Nova Classical Academy Proj.)	5.70	9/1/21	616,554
500,000	St. Paul Hsg. & Redev. Auth. Rev. Ref. (St. Paul Academy & Summit School)	5.00	10/1/24	543,910

				36,301,078

General Obligation - 2.4%
1,000,000	Bemidji Sales Tax G.O.	5.00	2/1/34	1,106,010
1,350,000	Bemidji Sales Tax G.O.	6.00	2/1/41	1,610,698
650,000	Dakota Co. Community Dev. Agy. Sr. Hsg. Facs. G.O.	5.00	1/1/26	708,948
495,000	Northern Mariana Islands Commonwealth G.O. 11	5.00	10/1/22	413,602
1,000,000	Puerto Rico Public Improvement G.O. 11	5.75	7/1/36	1,053,860
1,000,000	Puerto Rico Public Improvement G.O. 11	6.00	7/1/28	1,103,560
1,500,000	Puerto Rico Public Improvement G.O. 11	6.50	7/1/40	1,687,890
100,000	St. Paul Street Improvement Special Assessment G.O.	5.30	3/1/12	100,414

				7,784,982

Hospital/Health Care - 19.0%
1,500,000	Bemidji Health Care Facs. Rev. (North Country Health Services Proj.) (Radian Insured)	5.00	9/1/24	1,505,760
290,000	Bemidji Health Care Facs. Rev. (North Country Health Services Proj.) (Radian Insured)	5.00	9/1/31	281,497
4,025,000	Breckenridge Rev. (Catholic Health Initiatives Proj.)	5.00	5/1/30	4,111,900
400,000	Carlton Health Care & Hsg. Fac. Rev. Ref. (Faith Care Center Proj.)	5.20	4/1/16	398,160
365,000	Cold Spring Health Care Facs. Rev. (Assumption Home, Inc. Proj.)	7.25	3/1/23	380,377

See accompanying notes to schedule of investments.
DECEMBER 31, 2011	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2011

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
1,000,000	Cuyuna Range Hosp. Dist. Health Facs. Rev.	5.20	6/1/25	997,090
400,000	Detroit Lakes Hsg. & Health Facs. Rev. Ref. (CDL Homes Proj.)	2.14	8/1/34	400,328
1,500,000	Detroit Lakes Hsg. Rev. Ref. (Mankato Lutheran Proj.)	2.39	8/1/34	1,447,155
1,500,000	Douglas Co. Gross Health Care Facs. Rev. (Douglas Co. Hospital Proj.)	6.00	7/1/28	1,582,395
70,000	Duluth Economic Dev. Auth. Health Care Fac. Rev. (St. Luke’s Hospital Proj.)	6.00	6/15/12	70,193
898,533	Duluth Hsg. & Redev. Auth. Sr. Hsg. (Lakeshore Proj.)	4.00	8/20/34	886,394
310,000	Elk River Rev. (Care Choice Member Proj.)	5.60	8/1/13	309,997
1,925,000	Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	5.00	4/1/25	1,940,824
135,000	Hastings Health Care Fac. Rev. (Augustana Home of Hastings Proj.)	5.40	11/1/12	134,641
970,000	Hastings Health Care Fac. Rev. (Regina Medical Center) (ACA Insured)	5.25	9/15/18	970,883
705,000	Hastings Health Care Fac. Rev. (Regina Medical Center) (ACA Insured)	5.30	9/15/28	679,218
780,000	Maple Grove Health Care Fac. Rev. (North Memorial Health Care Proj.)	5.00	9/1/29	773,620
1,200,000	Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	5.25	5/1/25	1,223,040
1,500,000	Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	5.25	5/1/28	1,531,350
600,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Rev. (Health Partners)	5.88	12/1/29	614,928
255,000	Minneapolis Health Care Fac. Rev. (Augustana Chapel View Homes Proj.)	5.00	6/1/15	254,516
270,000	Minneapolis Health Care Fac. Rev. (Augustana Chapel View Homes Proj.)	5.10	6/1/16	269,249
1,470,000	Minneapolis Health Care Fac. Rev. (Jones-Harrison Residence Proj.)	5.40	10/1/25	1,395,177
995,000	Minneapolis Hsg. & Health Care Facs. Rev. Ref. (Providence Proj.)	5.50	10/1/14	1,010,890
200,000	Minneapolis Hsg. Fac. Rev. (Augustana Chapel View Homes Proj.)	5.50	6/1/27	183,428
500,000	Minneapolis Hsg. Fac. Rev. (Augustana Chapel View Homes Proj.)	5.75	1/1/19	499,985
530,000	Minneapolis Hsg. Fac. Rev. (Augustana Chapel View Homes Proj.)	5.80	1/1/24	518,457
180,000	Minneapolis Pooled Rev. (Care Choice Member Proj.)	5.75	4/1/19	170,330
1,330,000	MN Agricultural & Economic Dev. Board Rev. (Evangelical Lutheran Good Samaritan Society Proj.)	6.63	8/1/25	1,345,481
10,000	MN Agricultural & Economic Dev. Board Rev. (Fairview Health Care System Proj.)	6.38	11/15/22	10,019
130,000	MN Agricultural & Economic Dev. Board Rev. (Fairview Health Care System Proj.)	6.38	11/15/29	130,153
150,000	New Hope Health Care Facs. Rev. (MN Masonic Home North Ridge Proj.)	5.60	3/1/12	150,082
920,000	New Hope Health Care Facs. Rev. (MN Masonic Home North Ridge Proj.)	5.88	3/1/29	844,652
1,175,000	New Hope Health Care Facs. Rev. (MN Masonic Home North Ridge Proj.)	5.90	3/1/19	1,167,844
1,500,000	Rochester Health Care Facs. Rev. (Olmsted Medical Center Proj.)	5.88	7/1/30	1,567,815
1,120,000	Sartell Health Care & Hsg. Facs. Rev. (Foundation for Healthcare Proj.)	6.63	9/1/29	1,119,944
1,000,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	6.75	1/1/24	1,023,130
1,000,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	7.25	1/1/29	1,029,950
3,475,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.25	9/1/34	3,483,305
4,000,000	St. Cloud Health Care Rev. (CentraCare Health System)	5.00	5/1/25	4,124,040
2,000,000	St. Louis Park Health Care Facs. Rev. (Park Nicollet Health Proj.)	5.50	7/1/29	2,088,620
350,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Gillette Childrens Specialty Proj.)	5.00	2/1/20	363,755
500,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Gillette Childrens Specialty Proj.)	5.00	2/1/21	517,730
4,200,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	5.25	5/15/36	4,208,694
1,365,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Regions Hospital Proj.)	5.20	5/15/13	1,368,754
2,120,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Regions Hospital Proj.)	5.25	5/15/18	2,123,731
2,421,009	St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	5.63	10/1/33	2,295,843
50,000	St. Paul Hsg. & Redev. Auth. Rev. (Regions Hospital Proj.)	5.30	5/15/28	50,014
1,210,000	St. Paul Hsg. & Redev. Auth. Rev. Ref. (Franciscan Health Community)	7.00	7/1/21	1,210,569
2,500,000	Stillwater Health Care Rev. (Health System Obligation Proj.)	5.00	6/1/25	2,550,950
525,000	West St. Paul Health Care (Walker Thompson Hill)	6.75	9/1/31	531,032
1,300,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.)	6.00	9/1/25	1,279,070
1,250,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.)	6.50	9/1/34	1,223,050

				60,350,009

Industrial/Pollution Control - 2.1%
2,250,000	Moorhead Rev. (Amer. Crystal Sugar Co. Recovery Zone Fac.)	5.65	6/1/27	2,360,430

See accompanying notes to schedule of investments.
12

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2011

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
505,000	Owatonna Industrial Dev. Rev. (Slidell, Inc. Proj.) 2, 5, 8	8.48	5/1/17	176,750
1,980,000	St. Paul Port Auth. Solid Waste Disposal Rev. (Ecullet Proj.)	6.25	11/1/15	2,052,686
2,000,000	Tobacco Securitization Auth. (Tobacco Settlement Proj.)	5.25	3/1/31	2,057,020

				6,646,886

Insured - 3.9%
500,000	Minneapolis & St. Paul Hsg. & Redev. Rev. (Children’s Hospital) (AGM Insured)	5.00	8/15/34	520,950
2,010,000	Minneapolis & St. Paul Metro Airport Commission Rev. Ref. (NATL-RE FGIC Insured)	5.00	1/1/22	2,120,470
1,750,000	Minneapolis & St. Paul Metro Airport Commission Rev. Ref. (NATL-RE FGIC Insured)	5.00	1/1/25	1,854,668
1,000,000	Minneapolis Health Care Facs. Rev. (Fairview Health Svcs.) (Assured Guaranty)	6.50	11/15/38	1,138,610
350,000	Plymouth Health Facs. Rev. (West Health Proj.) (AGM Insured)	6.13	6/1/24	350,724
1,000,000	Puerto Rico Public Improvement G.O. (AGM Insured) 11	5.13	7/1/30	1,000,430
1,000,000	Puerto Rico Public Improvement G.O. (AGM Insured) 11	5.25	7/1/20	1,143,950
1,000,000	Puerto Rico Public Improvement G.O. (Assured Guaranty) 1, 11	2.19	7/1/20	951,170
1,000,000	St. Cloud Health Care Rev. (CentraCare Health System Proj.) (Assured Guaranty)	5.50	5/1/39	1,058,430
1,910,000	St. Paul Hsg. & Redev. Sales Tax Rev. Ref. (Civic Center) (AGM Insured)	7.10	11/1/23	2,295,457

				12,434,859

Multifamily Mortgage - 17.0%
785,000	Anoka Co. Hsg. & Redev. Rev. (Recovery Zone Fac.-Park River Estates)	6.50	11/1/25	803,620
250,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	6/1/21	263,235
300,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	12/1/21	315,321
375,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	6/1/22	395,595
385,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	12/1/22	405,324
1,000,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	6.00	12/1/30	1,039,750
1,000,000	Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	6.00	1/1/27	1,028,760
305,000	Chaska Multifamily Hsg. Rev. (West Suburban Hsg. Partners Proj.) 8	5.38	9/1/14	301,810
500,000	Cloquet Hsg. Fac. Rev. Ref. (HADC Cloquet LLC Proj.)	5.50	8/1/25	451,955
250,000	Columbia Heights Multifamily & Health Care Fac. Rev. (Crest View Corp Proj.)	5.30	7/1/17	232,805
1,200,000	Coon Rapids Multifamily Hsg. Rev. Ref. (Margaret Place Apartments)	6.50	5/1/25	1,199,832
450,000	Coon Rapids Senior Hsg. Rev. Ref. (Epiphany Sr. Citizens Hsg. Corp. Proj.)	5.80	11/1/15	444,798
2,565,000	Cottage Grove Sr. Hsg. Rev. (PHS, Inc. Proj.)	5.00	12/1/31	2,239,399
2,325,000	Cottage Grove Sr. Hsg. Rev. (PHS, Inc. Proj.)	6.00	12/1/46	2,153,159
470,000	Eden Prairie Multifamily Hsg. Rev. Ref. (Rolling Hills Proj.) (GNMA Collateralized)	6.00	8/20/21	494,379
675,000	Eden Prairie Multifamily Hsg. Rev. Ref. (Rolling Hills Proj.) (GNMA Collateralized)	6.15	8/20/31	709,486
1,635,000	Eden Prairie Multifamily Hsg. Rev. Ref. (Rolling Hills Proj.) (GNMA Collateralized)	6.20	2/20/43	1,718,369
155,000	Eveleth Multifamily Hsg. Rev. Sr. (Manor House Woodland Proj.)	5.10	10/1/12	153,783
165,000	Eveleth Multifamily Hsg. Rev. Sr. (Manor House Woodland Proj.)	5.15	10/1/13	161,693
300,000	Fairmont Hsg. Fac. Rev. (Goldfinch Estates-GEAC Proj.)	5.75	10/1/17	293,589
290,000	Fairmont Hsg. Fac. Rev. (Goldfinch Estates-GEAC Proj.)	6.00	10/1/21	278,803
295,000	Fairmont Hsg. Fac. Rev. (Homestead-GEAC Proj.)	6.88	10/1/14	295,257
695,000	Golden Valley Rev. (Covenant Retirement Communities Proj.)	5.50	12/1/25	694,993
2,000,000	Golden Valley Rev. (Covenant Retirement Communities Proj.)	5.50	12/1/29	1,964,160
1,660,000	Grand Rapids Hsg. & Redev. Auth. (Lakeshore Place & Forest Park West Apartments Proj.)	5.30	10/1/29	1,602,464
245,000	Inver Grove Heights Nursing Home Rev. Ref. (Presbyterian Homes)	5.50	10/1/33	227,676
1,400,000	Maplewood Multifamily Hsg. Rev. (Park Edge Apartments Proj.) 8	6.50	5/1/29	1,335,558
2,765,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) 8	4.75	1/20/42	2,721,424
4,000,000	Minneapolis Mulitfamily Hsg. Rev. (Riverside Plaza)	6.00	11/1/13	3,966,960
695,000	Minneapolis Multifamily Hsg. Rev. (Blaisdell Apartments Proj.) 8	5.10	4/1/17	673,295
295,000	Minneapolis Multifamily Hsg. Rev. (Garr Scott Loft Proj.) (LOC U.S. Bank) 8	5.95	5/1/30	295,549
280,000	Minnetonka Multifamily Hsg. Rev. Ref. (Archer Heights Apartments Proj.) (GNMA Collateralized) 8	5.10	7/20/13	280,605
975,000	Minnetonka Multifamily Hsg. Rev. Ref. (Archer Heights Apartments Proj.) (GNMA Collateralized) 8	5.20	1/20/18	976,219

See accompanying notes to schedule of investments.
DECEMBER 31, 2011	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2011

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
1,750,000	MN Hsg. Fin. Agy. Rental Hsg. [8]	5.10	8/1/47	1,754,690
85,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured) [8]	4.88	8/1/24	85,467
250,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured)	5.05	8/1/31	263,910
2,560,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured)	5.25	8/1/40	2,656,589
1,660,000	MN Hsg. Fin. Agy. Rental Hsg. (GO of AGY. Insured)	5.45	8/1/41	1,762,239
1,260,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GO of AGY. Insured) [8]	5.00	7/1/21	1,305,234
500,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	5.25	10/1/13	502,365
1,565,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	5.63	10/1/17	1,589,023
650,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	5.75	10/1/22	659,458
1,000,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	6.00	10/1/33	1,004,230
90,000	Norwood Young America Economic Dev. Auth. Govt. Rev. (Harbor at Peace Village)	5.35	8/1/15	90,684
200,000	Norwood Young America Economic Dev. Auth. Govt. Rev. (Harbor at Peace Village)	5.63	8/1/20	200,208
550,000	Norwood Young America Economic Dev. Auth. Govt. Rev. (Harbor at Peace Village)	5.75	8/1/25	539,314
250,000	Norwood Young America Economic Dev. Auth. Govt. Rev. (Harbor at Peace Village)	6.00	8/1/31	243,255
1,000,000	Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	6.00	8/1/25	963,110
160,000	Oakdale Multifamily Sr. Hsg. Rev. Ref. (Oak Meadows Proj.)	5.00	4/1/12	160,069
420,000	Richfield Sr. Hsg. Rev. Ref. (Richfield Sr. Hsg., Inc. Proj.)	5.00	12/1/15	411,079
430,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.25	12/1/17	427,394
455,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.50	12/1/18	454,459
475,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.75	12/1/19	476,620
250,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.) (Gty. Agmt. Samaritan Bethany)	7.38	12/1/41	262,962
240,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	2/1/22	248,681
275,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	8/1/22	284,397
175,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	2/1/24	180,537
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	8/1/24	154,598
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.50	2/1/25	154,346
3,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	6.25	8/1/30	3,149,370
130,000	St. Paul Hsg. & Redev. Auth. Multifamily Ref. Rev. (Sun Cliffe Apts. Proj.) (GNMA Collat. FHA Insd.)	5.88	7/1/15	130,400
1,000,000	St. Paul Hsg. & Redev. Auth. Multifamily Ref. Rev. Ref. (Series Center Proj.)	5.20	11/1/22	925,870
400,000	St. Paul Hsg. & Redev. Auth. Rev. (Rossy & Richard Schaller Proj.)	5.15	10/1/42	334,488
525,000	Stillwater Multifamily Hsg. Rev. (Orleans Homes LP Proj.) [8]	5.00	2/1/17	519,183
120,000	Victoria Sr. Hsg. Rev. (Chanhassen, Inc. Proj.)	5.50	8/1/18	116,009
490,000	Washington Co. Hsg. & Redev. Auth. Govt. Hsg. Rev. Ref. (Briar Pond Apartments Proj.) (GNMA Collat.)	5.50	2/20/14	491,215
695,000	Washington Co. Hsg. & Redev. Auth. Govt. Hsg. Rev. Ref. (Woodland Park Apartments Proj.) (CNTY Gty.)	4.70	10/1/26	698,447
560,000	Willmar Hsg. & Redev. Auth. Multifamily Rev. (Copperleaf)	8.00	3/15/41	546,330
250,000	Woodbury Economic Dev. Auth. Sr. Hsg. Rev. (Summerhouse)	5.75	6/1/41	231,992

				54,097,847

Municipal Lease [9] - 2.9%
500,000	Anoka Co. Hsg. & Redev. Rev.	5.63	5/1/22	510,460
500,000	Anoka Co. Hsg. & Redev. Rev.	6.63	5/1/30	511,005
500,000	Anoka Co. Hsg. & Redev. Rev.	6.88	5/1/40	512,185
1,538,294	Carver Scott Co. Lease Purchase Agreement	5.00	8/4/20	1,540,955
37,000	Hennepin Co. Hsg. & Redev. Auth. Rev.	5.70	8/1/13	37,133
219,537	Intermediate School District 287 Lease Rev.	4.78	3/15/13	220,975
2,000,000	MN Hsg. Fin. Agy. Non-Profit Hsg. Rev. (St. Appropriation)	5.00	8/1/31	2,151,280
500,000	Puerto Rico Public Finance Corp. (Commonwealth Appropriation)	5.50	8/1/31	511,945
1,250,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.13	10/1/20	1,311,812
400,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.25	10/1/25	407,224
245,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.38	10/1/30	247,754

See accompanying notes to schedule of investments.
14

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2011

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
1,278,119	Winona School District 861 Lease Purchase	6.04	8/1/24	1,279,384

				9,242,112

Other Revenue Bonds - 10.1%
1,030,000	Bloomington Port Auth. Recovery Zone Fac. Rev. (Radisson Blu MOA LLC)	6.25	12/1/16	1,051,960
510,000	Columbia Heights Economic Dev. Auth. Tax Increment Rev. (Huset Park Area Redev.)	5.20	2/15/22	452,574
667,766	Crystal Governmental Fac. Rev.	5.10	12/15/26	690,264
1,000,000	Guam Govt. Hotel Occupancy Tax Rev. [11]	6.00	11/1/26	1,105,220
230,000	McLeod Co. Commercial Dev. Rev. (Southwest MN Foundation)	5.13	12/1/31	235,269
475,000	Minneapolis Community Dev. Agy. Limited Tax Common Bond Fund (Discount Steel) [8]	5.25	6/1/19	478,876
1,500,000	Minneapolis National Marrow Donor Program Rev.	4.88	8/1/25	1,494,930
400,000	Minneapolis Tax Increment Rev. (Grant Park Proj.)	5.00	2/1/16	404,720
245,000	Minneapolis Tax Increment Rev. Ref. (East River/Unocal Site Proj.)	5.10	2/1/17	247,313
240,000	Minneapolis Tax Increment Rev. Ref. (East River/Unocal Site Proj.)	5.20	2/1/21	233,191
315,000	Minneapolis Tax Increment Rev. Ref. (St. Anthony Falls Proj.)	4.50	2/1/13	316,150
125,000	Minneapolis Tax Increment Rev. Ref. (St. Anthony Falls Proj.)	4.80	2/1/13	125,914
1,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.00	12/1/40	1,080,920
2,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.25	12/1/30	2,257,860
1,185,000	Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	5.00	2/15/27	1,099,324
280,000	Puerto Rico Infrastucture Financing Auth. Special Tax Rev. Ref. (AMBAC Insured) [6,11]	8.40	7/1/28	105,549
500,000	St. Anthony Hsg. & Redev. Auth. Tax Increment Rev. (Silver Lake Village Hsg.)	4.75	2/1/17	501,360
500,000	St. Anthony Hsg. & Redev. Auth. Tax Increment Rev. (Silver Lake Village Hsg.)	4.90	2/1/22	473,430
1,000,000	St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	5.00	2/1/23	1,027,770
500,000	St. Paul Hsg. & Redev. Auth. Rev. (Jimmy Lee Recreation Center Proj.)	4.75	12/1/26	534,520
500,000	St. Paul Hsg. & Redev. Auth. Rev. (Jimmy Lee Recreation Center Proj.)	5.00	12/1/32	521,555
1,195,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	6.38	2/15/28	1,071,329
1,047,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	6.75	3/1/28	1,037,734
480,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	5.00	3/1/15	490,526
785,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	6.50	3/1/29	806,917
1,064,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.00	2/15/28	1,015,535
930,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.50	2/15/28	928,159
2,967,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	6.80	3/1/29	2,967,000
1,832,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	6.90	3/1/29	1,833,172
805,000	St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	5.00	8/1/21	834,745
2,525,000	St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	5.00	8/1/36	2,355,800
2,000,000	St. Paul Port Auth. Rev. (Amherst H. Wilder Fndtn.-3)	5.00	12/1/36	2,099,720
715,000	St. Paul Recreational Facs. Gross Rev. (Highland National Proj.)	5.00	10/1/25	764,314
300,000	Steele Co. Health Care Fac. Gross Rev. Ref. Crossover	5.00	6/1/30	302,229
1,000,000	Virgin Islands Public Finance Auth. Rev. (Diago Proj.) [11]	6.63	10/1/29	1,084,890

				32,030,739

Public Facilities - 0.4%
255,000	Spring Grove Economic Dev. Auth. Public Proj. Rev.	5.00	2/1/16	255,395
125,000	Spring Grove Economic Dev. Auth. Public Proj. Rev.	5.10	2/1/18	125,176
1,075,000	St. Paul Hsg. & Redev. Auth. Parking Rev. (Smith Ave. Proj.)	5.00	8/1/35	1,108,744

				1,489,315

Sales Tax Revenue - 0.9%
1,000,000	Puerto Rico Sales Tax Financing Corp. Rev. [11]	5.25	8/1/40	1,078,030

See accompanying notes to schedule of investments.
DECEMBER 31, 2011	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2011

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
500,000	Puerto Rico Sales Tax Financing Corp. Rev. [11]	6.00	8/1/39	552,905
1,500,000	Puerto Rico Sales Tax Financing Corp. Rev. [6,11]	6.25	8/1/33	1,138,560

				2,769,495

Single Family Mortgage - 17.5%
1,900,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	4.45	12/1/32	1,932,148
1,000,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	4.63	12/1/30	1,015,650
1,484,813	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	4.88	12/1/33	1,533,010
1,190,344	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.13	12/1/40	1,261,277
515,058	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.15	12/1/38	532,858
1,591,047	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.30	12/1/39	1,696,040
1,000,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	4.45	12/1/27	1,036,950
218,003	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA) [8]	5.00	12/1/38	219,538
211,747	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	5.70	4/1/27	217,731
585,645	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	5.10	4/1/27	613,217
2,445,537	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.25	12/1/40	2,602,443
1,045,008	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	5.45	4/1/27	1,095,085
515,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.52	3/1/41	537,629
6,000,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA)	4.40	7/1/32	6,126,240
5,800,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4.45	7/1/31	5,893,090
3,125,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4.70	1/1/31	3,244,906
200,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. [8]	5.10	7/1/38	201,490
5,885,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	6,075,968
750,000	MN Hsg. Fin. Agy. Rev. (GNMA-FNMA Collateralized)	5.00	1/1/31	794,805
225,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	4.90	7/1/29	233,024
1,420,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.00	7/1/38	1,512,243
1,915,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.05	7/1/34	1,983,155
350,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. [8]	5.10	7/1/20	351,967
310,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.20	1/1/23	327,868
75,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.45	1/1/17	75,730
30,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.70	1/1/17	30,301
285,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. [8]	5.85	7/1/19	285,453
1,185,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.90	7/1/28	1,238,835
1,525,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. [8]	6.00	7/1/22	1,547,234
975,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	4.75	7/1/27	980,099
1,950,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	4.80	7/1/26	1,976,188
605,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured)	5.00	1/1/20	605,835
815,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.00	1/1/37	847,527
1,825,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.15	7/1/28	1,863,964
1,830,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.25	7/1/33	1,866,746
1,210,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.50	7/1/28	1,256,912
140,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured)	5.60	7/1/13	140,496
1,280,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.65	7/1/33	1,335,552
170,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured)	5.90	7/1/25	170,224
15,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured) [8]	5.90	7/1/29	15,062
15,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (GO of AGY. Insured)	6.00	1/1/16	15,043
300,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (NATL-RE Insured)	5.35	7/1/17	312,741

				55,602,274

Transportation - 2.0%
2,500,000	Minneapolis & St. Paul Metro Airport Commission Rev. Ref. [8]	5.00	1/1/22	2,783,625

See accompanying notes to schedule of investments.
16

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2011

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)
3,500,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev. (AMBAC Insured) 8	5.00	1/1/25	3,579,205

				6,362,830

Utility - 5.6%
1,000,000	Chaska Electric Rev. Ref. (Generating Facs. Proj.)	5.25	10/1/25	1,071,170
2,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/25	2,229,180
1,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	1,072,410
1,465,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/35	1,517,564
2,000,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/24	2,157,940
700,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/27	761,012
1,000,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/35	1,066,360
500,000	North Branch Electric System Rev.	5.75	8/1/28	534,155
1,250,000	Puerto Rico Electric Power Auth. Rev. Ref. 1, 11	0.93	7/1/25	887,612
2,000,000	Southern MN Power Agy. Power Supply System Rev.	5.25	1/1/30	2,193,580
3,450,000	Southern MN Power Agy. Power Supply System Rev. (NATL-RE Insured) 1	1.72	1/1/13	3,456,658
780,000	Virgin Islands Water & Power Auth. Water System Rev. Ref. 11	5.50	7/1/17	781,622

				17,729,263

Total Municipal Bonds
(cost: $295,674,035)				302,841,689

See accompanying notes to schedule of investments.
DECEMBER 31, 2011	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2011

Sit Minnesota Tax-Free Income Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)
Closed-End Mutual Funds - 0.8%
37,696	First American Minnesota Municipal Income Fund II (MXN)	623,492
111,197	MN Municipal Income Portfolio (MXA)	1,863,662

Total Closed-End Mutual Funds
(cost: $1,980,890)		2,487,154

Total Investments in Securities—96.0%
(cost: $297,654,925)		305,328,843
Other Assets and Liabilities, net—4.0%		12,672,713

T3otal Net Assets—100.0%		$318,001,556

1	Variable rate security. Rate disclosed is as of December 31, 2011.
2	Security considered illiquid by the Investment Adviser. The total value of such security as of December 31, 2011 was $176,750 and represented 0.1% of net assets.
5	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of December 31, 2011 was $176,750 and represented 0.1% of net assets.
6	Zero coupon security. Rate disclosed is the effective yield on purchase date.
8

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At December 31, 2011, 11.5% of net assets in the Fund was invested in such securities.

9

Municipal Lease Security. The total value of such security as of December 31, 2011 was $9,242,112 and represented 2.9% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

11

The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of December 31, 2011 was $14,600,795 and represented 4.6% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the inputs used to value the Fund’s net assets as of December 31, 2011 is as follows (see securities valuation in the notes to portfolio of investments):

	Investment in Securities

	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Closed-End Mutual Funds	2,487,154	—	—	2,487,154
Municipal Bonds	—	302,841,689	—	302,841,689

Total:	2,487,154	302,841,689	—	305,328,843

See accompanying notes to schedule of investments.
18

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2011

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by the Adviser and may include dealer-supplied valuations. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Funds are valued at the close of the securities and commodities exchange on which they are traded.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Funds’ investments as of December 31, 2011 is included with the Funds’ schedule of investments.

At December 31, 2011, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Tax-Free Income	$5,348,164	($24,781,676)	($19,433,512)	$166,729,236
Minnesota Tax-Free Income	10,644,455	(2,970,537)	7,673,918	297,654,925

See accompanying notes to schedule of investments.
19

Item 2.	Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds II, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	February 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	February 9, 2012

By:	/s/ Roger J. Sit

Roger J. Sit

President

Date:	February 9, 2012